CoJax Oil and Gas Corporation

3033 Wilson Boulevard, Suite E-605

Arlington, Virginia 22201

Telephone: (703) 216-8606

VIA EDGAR AND HAND DELIVERY

August 8, 2019

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

ATTENTION:  Kevin Dougherty, Office of Natural Resources, Division of Corporation Finance

Lauren Nguyen, Legal Branch Chief

John Cannarella, Accounting Branch Chief

RE:	Response to SEC Comment Letter, dated August 7, 2019 Registration Statement on Form S-1 Filed with Commission on July 26, 2019
File No. 333- 232845

Ladies and Gentlemen:

CoJax Oil and Gas Corporation (the “Company” or “CoJax”) responds by this letter to a comment from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated August 7, 2019, and relating to the Company’s Registration Statement on Form S-1 (Registration No. 333-179287) filed with the Commission on July 26, 2019 (“Registration Statement”).  Amendment Number One to the Registration Statement (“Amendment Number One”) is being filed concurrently herewith to address the sole issue in the comment letter of the Staff. The numbered paragraph below correspond to the numbered comment in the Staff’s comment letter and the Staff’s comment is presented in bold italics. The Company has also enclosed with the copy of this letter that is being transmitted via overnight delivery two (2)  copies of Amendment Number One in paper format that complies with the SEC comment letter by filing the requested updated independent auditor’s consent as well as a dated and signed Exhibit 5.1 to the Registration Statement.

Staff Comment 1:  Form S-1 filed July 26, 2019 -

Exhibits and Financial Statement Schedules Exhibit 23.1, page 57

1. Please have your independent auditor update the date of its consent relating to its audit report prior to the effectiveness of the registration statement.

Company Response to Staff Comment 1:   The requested updated independent auditor consent is filed as an exhibit 23.1 to the Amendment Number One and the exhibit list in Part II updated accordingly.

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (703) 216-8606 or, in his absence, Paul Richter of PW Richter plc at (703) 725-7299.

Sincerely,

/s/ Jeffrey J. Guzy

Jeffrey J. Guzy, Chairman of the Board of Directors

cc:Paul Richter, PW Richter plc